Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19. Commitments and Contingencies

Commitments

Capital commitment

The Company entered into some construction contracts in connection with the construction of the exhibition hall. The capital commitment is $81,600 as of December 31, 2024.

Lease commitment

Non-cancellable operating leases within one year

The following table sets forth our contractual obligations as of December 31, 2024:

	Payment due by December 31
	Total	2025	2026	2027
Operating lease commitments under lease agreements	$58,159	$39,939	$18,220	$—

Except the commitment above, no other commitments which had a material impact on the Company was identified through the date of issuance of the financial statements.

Contingencies

The Company may be involved in certain legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.